Shareholder Report, Holdings (Details)	Nov. 30, 2024
Institutional Class Shares | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Institutional Class Shares | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Institutional Class Shares | Ensign Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
Institutional Class Shares | Lithia Motors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Institutional Class Shares | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Institutional Class Shares | A10 Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Institutional Class Shares | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Institutional Class Shares | LeMaitre Vascular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Institutional Class Shares | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Institutional Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Institutional Class Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.51%
Institutional Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Institutional Class Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.64%
Institutional Class Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Institutional Class Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
Institutional Class Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Institutional Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C 000164029 [Member] | Glacier Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%